Research and Development Expenses (Tables)	6 Months Ended
Jun. 30, 2019
Research and Development Expenses
Summary of research and development expenses

	Six Months Ended
	June 30,
	2019	2018
	(in US$’000)
Clinical trial related costs	43,707	40,244
Personnel compensation and related costs	21,917	17,282
Other research and development expenses	3,663	2,527
	69,287	60,053